Direct cost of revenues	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Direct cost of revenues	Direct cost of revenues

	2025	2024
	$	$

Subscription cost of revenue	70,753	77,585
Transaction-based cost of revenue	505,631	390,522
Hardware and other cost of revenue	50,237	55,913

Total direct cost of revenues	626,621	524,020
Inventories expensed during the fiscal year ended March 31, 2025 in direct cost of revenues amount to $39,564 (2024 – $45,470)